Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 — SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through, except for the disclosures related to subsequent events described below, as to which the date is September 27, 2022, the dates the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

On June 17, 2022, the Company consummated its initial public offering (IPO) on NASDAQ Capital Markets. The Company has listed its common shares on the NASDAQ Capital Market under the trading symbol “LYT”. The Company has raised gross proceeds of $12.40 million from initial public offering of 2,609,474 shares at $4.75 per common shares, and has raised gross proceeds of $1.86 million from overallotment of 391,421 shares at $4.75 per common shares.

The proceeds received from the IPO (including overallotment) have been allocated and utilized as below:

Sr. No.	Particulars	Total	Used	Unspent
		US$	US$	US$
		In Million	In Million	In Million
1	Gross Proceeds from issue of shares	14.25

2	Used of net proceeds
	Acquisition of customers	4.00	1.50	2.50
	General corporate purposes	3.95	3.86	0.09
	Development of assets	2.00	1.52	0.48
	Repayment of the outstanding principal and interest on the 7% Senior Secured Promissory Note	1.45	1.45	-
	Share issue expenses mainly underwriter commission, counsel fees and auditor fees.	2.85	1.95	0.90
	Total	14.25	10.28	3.97

The compensation committee is expected to be held in October 2022.

On June 18, 2022, we acquired 100% equity of Lytus Technologies, Inc. (“Lytus Inc.”), a Company for general corporate purposes.

GPL Ventures LLC, on June 23, 2022, elects to exercise the warrant on a cashless basis under the limited circumstances described in section 2(c) of the Warrant agreement. Accordingly, GPL has exercised its rights to convert warrants (500,000) into shares (421,490), on the basis of the VWAP as on June 22, 2022 of $33.28.

GHSI has substantially reduced its business on account of technological hurdle with OEMs. The management is re-structuring its strategy on telemedicine business in United States and is also in the process of developing proprietary software for its patients in United States.

As per note 24, the Company has carried out the assessment of control subsequent to the consummation of IPO and have concluded that there is a loss of control effective from April 1, 2021 and accordingly, have decided to deconsolidate DDC CATV in its consolidated financial statements for the year ended March 31, 2022.